Fees paid to Auditors	12 Months Ended
Dec. 31, 2017
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]
Note 34	Fees paid to Auditors

Amounts in US$ '000	2017	2016	2015
Audit fees	726	487	557
Audit related fees	137	-	-
Tax services fees	212	134	129
Non-audit services fees	39	-	-
Fees paid to auditors	1,114	621	686

Non-audit services fees relate to consultancy and other services for 2017.